5. GROUP STRUCTURE (Details 4) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non Current
Total non current assets	$ 4,322	$ 4,151
Borrowings	1,764	1,835
Total non current liabities	2,421	2,695
Current
Cash and cash equivalents	225	241	$ 31	$ 69
Total current assets	1,362	1,521
Borrowings	183	342
Total current liabilities	854	1,182
Total equity	2,409	1,795	$ 1,969	$ 1,607
Non-controlling interest	492	429
Edenor
Non Current
Total non current assets	1,696	1,679
Borrowings	137	191
Other non current liabilities	460	474
Total non current liabities	597	665
Current
Cash and cash equivalents	7	1
Other current assets	292	363
Total current assets	299	364
Borrowings	28	29
Other current liabilities	383	528
Total current liabilities	411	557
Total equity	988	821
Non-controlling interest	$ 451	$ 396